Legal And Regulatory Matters (Narrative) (Details) $ in Millions										3 Months Ended
	Nov. 30, 2018	Oct. 30, 2017	May 22, 2017 item	May 19, 2017	Sep. 27, 2016	Sep. 26, 2016	Jun. 13, 2016	May 12, 2016	Feb. 02, 2015 item	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Number of other lawsuits | item			3
In re Chemed Corp. Shareholder Derivative Litigation [Member]
Loss Contingencies [Line Items]
Number of defendants named | item									14
Number of days given to file amended complaint								30 days
Extension period							14 days
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Term to impose monitoring, reporting, certification, oversight, screening, and training		5 years
Litigation expenses										$ 75.0
U.S. v. VITAS [Member]
Loss Contingencies [Line Items]
Litigation expenses											$ 90.0
Litigation expenses, after tax											$ 55.8
Loss Contingency Accrual										5.2		$ 5.3
Attorney Fees U.S. v. VITAS [Member]
Loss Contingencies [Line Items]
Litigation expenses										5.5
Litigation expenses, after tax										$ 3.4
Seper v. VITAS [Member]
Loss Contingencies [Line Items]
Period of preceding the filing of the lawsuit						4 years
Chhina v. VITAS [Member]
Loss Contingencies [Line Items]
Period of preceding the filing of the lawsuit					4 years
Chere Phillips And Lady Moore v. VITAS [Member]
Loss Contingencies [Line Items]
Period of preceding the filing of the lawsuit				4 years
Lax v. Roto-Rooter [Member]
Loss Contingencies [Line Items]
Period of preceding the filing of the lawsuit	4 years